CRESTFUNDS, INC.
                           Trust Class

               Supplement dated August 19, 1998 to the
                   Prospectus dated March 31, 1998

     On July 20, 1998, the Board of Directors of CrestFunds, Inc. (the "Company") adopted a shareholder service plan (the "Plan") for Trust Class shares (the "Shares") of the following Portfolios of the Fund: Limited Term Bond Fund; Intermediate Bond Fund; Government Bond Fund; Maryland Municipal Bond Fund; Virginia Intermediate Municipal Bond Fund; Virginia Municipal Bond Fund (the "Bond Funds"); Value Fund; Capital Appreciation Fund; and Special Equity Fund (the "Equity Funds" and, together with the Bond Funds, the "Portfolios").

     Under the Plan, firms that provide shareholder and administrative services may receive compensation therefor. Under the Plan, SEI Investments Distribution Co. (the "Distributor") may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. The Distributor currently intends to enter into an arrangement with Crestar Bank, a Virginia banking corporation and an affiliate of the Company's investment adviser, whereby Crestar Bank would provide such services.

     Under the Plan, a Portfolio may pay the Distributor a negotiated fee at a rate of up to .25% annually of the average daily net assets of such Portfolio attributable to the Shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services, including: maintaining client sub-accounts; providing information on share positions to clients; arranging for bank wires; responding to client inquiries concerning services provided for investments; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; changing dividend options, account designations and addresses; providing sub-accounting; and processing dividend payments. The Plan will become effective on September 30, 1998.

     Administration fees are being paid to SEI Investments Mutual Fund Services (formerly known as SEI Fund Resources) at an annualized rate of .06% for the Government Bond Fund and .04% for the Virginia Municipal Bond Fund. Total Operating Expenses as a percentage of average daily net assets for each of these Funds are not expected to increase as a result of this payment of administration fees.

     The following replaces the "Summary of Fund Expenses" section on page 3 of the Trust Class Prospectus:

"Summary of Fund Expenses"

The expense summary format below was developed for use by all mutual funds to help investors make their investment decisions. The purpose of the tables is to assist investors in understanding the various costs and expenses that an investor in Trust Class shares would bear directly or indirectly. Investors should consider this expense information for the Funds along with other important information in this Prospectus, including each Fund's investment objective, financial highlights and, where available, past performance. As is more fully described under the heading "How to Purchase, Exchange and Redeem Shares," Trust Class shares of the Funds are currently available, without payment of any sales charge, to qualified individual or institutional customers whose assets are managed and/or administered by the Crestar Investment Group. Trust Class shares of the money market funds are also offered to qualified individuals or institutional customers who have qualified cash management (or "sweep") accounts with Crestar Bank or one of its bank affiliates. Such relationships may involve the payment of account or service fees not reflected in the tables below.

Annual Fund Operating Expenses (as a percentage of average daily net assets) - Net of Waivers and/or Reimbursement:

                                                          Total
                          Advisory   12b-1     Other    Operating
Fund                        Fee+     Fees+   Expenses+  Expenses+

Cash Reserve Fund            .38%     0%      .27%       .65%
U.S. Treasury Money Fund     .40      0       .25        .65
Tax Free Money Fund          .40      0       .26        .66
Limited Term Bond Fund       .50      0       .30        .80
Intermediate Bond Fund       .60      0       .32        .92
Government Bond Fund         .50      0       .21        .71
Maryland Municipal Bond Fund .22      0       .46        .68
Virginia Intermediate
Municipal Bond Fund          .50      0       .33        .83
Virginia Municipal Bond Fund .50      0       .24        .74
Value Fund                   .75      0       .37       1.12
Capital Appreciation Fund    .75      0       .37       1.12
Special Equity Fund          .75      0       .36       1.11


+ Net of waivers and reimbursement.

Example:  You would pay the following expenses on a $1,000
investment in a Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period:

Fund                        1 Year   3 Years   5 Years   10 Years

Cash Reserve Fund             $7       $21       $36       $81
U.S. Treasury Money Fund       7        21        36        81
Tax Free Money Fund            7        21        37        82
Limited Term Bond Fund         8        26        44        99
Intermediate Bond Fund         9        29        51       113
Government Bond Fund           7        23        40        88
Maryland Municipal Bond Fund   7        22        38        85
Virginia Intermediate
Municipal Bond Fund            8        26        46       103
Virginia Municipal Bond Fund   8        24        41        92
Value Fund                    11        36        62       136
Capital Appreciation Fund     11        36        62       136
Special Equity Fund           11        35        61       135

Explanation of Table:
Annual Fund Operating Expenses. Advisory fees are paid by the Funds to Crestar Asset Management Company (the "Adviser") for managing the Funds' investments and business affairs (see "Advisory and Related Agreements - Adviser"). The Funds pay administration fees at an annualized rate of .15% to SEI Fund Resources (the "Administrator") for administrative services. Effective September 30, 1998 the Funds will pay a shareholder service plan fee at an annualized rate of up to .25% to SEI Investments Distribution Co. (the "Distributor") for the following funds: Limited Term Bond Fund; Intermediate Bond Fund; Government Bond Fund; Maryland Municipal Bond Fund; Virginia Intermediate Municipal Bond Fund; Virginia Municipal Bond Fund; Value Fund; Capital Appreciation Fund; and Special Equity Fund.

Absent fee waivers, advisory fees for the Government Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund would be .60% for each Fund. Absent fee waivers, 12b-1 Fees would be .15% for each Fund. Absent the partial waiver of administration fees, Other Expenses would be .30% for the Government Bond Fund and .35% for the Virginia Municipal Bond Fund. Absent the waiver of shareholder servicing plan fees, Other Expenses would be .50%, .52%, .41%, .66%, .53%, .44%, .52%,
 .52%, and .51% for the Limited Term Bond Fund, Intermediate Bond Fund, Government Bond Fund, Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund, Value Fund, Capital Appreciation Fund and Special Equity Fund, respectively. Absent all fee waivers, Total Operating Expenses would be .80% for the Cash Reserve Fund, .80% for the U.S. Treasury Money Fund and .81% for the Tax Free Money Fund, and 1.15%, 1.27%, 1.31%, 1.41%, 1.18%, 1.34%, 1.42%, 1.42%,
and 1.41% for the Limited Term Bond Fund, Intermediate Bond Fund, Government Bond Fund, Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund, Value Fund, Capital Appreciation Fund and Special Equity Fund, respectively. Please refer to the sections "Advisory and Related Agreements - Administrator and Distributor," "Advisory and Related Agreements - Transfer Agent and Custodian" and "Other Expense Information." The information contained in the table and example above relates only to Trust Class shares; expenses for Trust Class shares differ from those of A Shares and B Shares. See "Description of Common Stock." Advisory fees and Other Expenses are reflected in each Fund's share price and are not charged directly to individual shareholder accounts.

Example. The hypothetical example illustrates the expenses associated with a $1,000 investment in Trust Class shares over periods of 1, 3, 5 and 10 years based on the expenses in the table above and an assumed annual return of 5%. The return of 5% and expenses should not be considered indications of actual or expected performance or expenses, both of which may vary."

At the section "INVESTMENT POLICIES - VALUE FUND AND CAPITAL
APPRECIATION FUND" on page 18 of the Prospectus, replace the first sentence with the following:

     Value Fund and Capital Appreciation Fund each will invest primarily in domestic and foreign common stock and in securities convertible into common stock, such as convertible bonds and convertible preferred stock.

At the section "PRICING OF SHARES" on page 21 of the Prospectus, replace the second sentence of the third paragraph with:

     Securities traded on over-the-counter markets are valued on the basis of last sale price.

At the end of the section "THE ADVISOR" on page 27 of the Prospectus, add the following:

     On July 20, 1998, it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank which is the parent of Crestar Asset Management Corporation ("CAMCO"), the Funds' investment advisor, and SunTrust Banks, Inc. ("SunTrust"), have signed a definitive agreement for the acquisition of Crestar by SunTrust. Subject to certain conditions being met, it is currently anticipated that Crestar will become a wholly-owned subsidiary of SunTrust in the fourth quarter of 1998.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        CRESTFUNDS, INC.
                        Investors Class

              Supplement dated August 19, 1998 to the
                 Prospectus dated March 31, 1998


At the section "SUMMARY OF FUND EXPENSES" on page 3 of the Prospectus, add the following:

     Administration fees are being paid to SEI Investments Mutual Fund Services (formerly known as SEI Fund Resources) at an annualized rate of .06% for the Government Bond Fund and .04% for the Virginia Municipal Bond Fund. Total Operating Expenses as a percentage of average daily net assets for each of these Funds are not expected to increase as a result of this payment of administration fees.


At the section "INVESTMENT POLICIES - VALUE FUND AND CAPITAL
APPRECIATION FUND" on page 21 of the Prospectus, replace the first sentence with the following:

     Value Fund and Capital Appreciation Fund each will invest primarily in domestic and foreign common stock and in securities convertible into common stock, such as convertible bonds and convertible preferred stock.


At the section "PRICING OF SHARES" on page 24 of the Prospectus, replace the second sentence of the third paragraph with the following:

     Securities traded on over-the-counter markets are valued on the basis of last sale price.


At the end of the section "THE ADVISER" on page 35 of the Prospectus, add the following:

     On July 20, 1998 it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank which is the parent of Crestar Asset Management Corporation ("CAMCO"), the Funds' investment adviser, and SunTrust Banks, Inc. ("SunTrust"), have signed a definitive agreement for the acquisition of Crestar by SunTrust. Subject to certain conditions being met, it is currently anticipated that Crestar will become a wholly-owned subsidiary of SunTrust in the fourth quarter of 1998.


RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                     CRESTFUNDS, INC.
                    Life Vision Class

           Supplement dated August 19, 1998 to the
                Prospectus dated March 31, 1998

     On July 20, 1998, the Board of Directors of CrestFunds, Inc. (the "Company") adopted a shareholder service plan (the "Plan") for Trust Class shares (the "Shares") of the following Portfolios of the Fund: Limited Term Bond Fund; Intermediate Bond Fund; Government Bond Fund; Maryland Municipal Bond Fund; Virginia Intermediate Municipal Bond Fund; Virginia Municipal Bond Fund (the "Bond Funds"); Value Fund; Capital Appreciation Fund; and Special Equity Fund (the "Equity Funds" and, together with the Bond Funds, the "Portfolios").

     Under the Plan, firms that provide shareholder and administrative services may receive compensation therefor.
Under the Plan, SEI Investments Distribution Co. (the "Distributor") may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. The Distributor currently intends to enter into an arrangement with Crestar Bank, a Virginia banking corporation and an affiliate of the Company's investment adviser, whereby Crestar Bank would provide such services.

     Under the Plan, a Portfolio may pay the Distributor a negotiated fee at a rate of up to .25% annually of the average daily net assets of such Portfolio attributable to the Shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services, including: maintaining client sub-accounts; providing information on share positions to clients; arranging for bank wires; responding to client inquiries concerning services provided for investments; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; changing dividend options, account designations and addresses; providing sub-accounting; and processing dividend payments. The Plan will become effective on September 30, 1998.

       Administration fees are being paid to SEI Investments Mutual Fund Services (formerly known as SEI Fund Resources) at an annualized rate of .06% for the Government Bond Fund and .04% for the Virginia Municipal Bond Fund. Total Operating Expenses as a percentage of average daily net assets for each of these Funds are not expected to increase as a result of this payment of administration fees.

At the "SUMMARY OF FUND EXPENSES" section on pages 3-LV and 4-LV of the Life Vision Class Prospectus, the following replaces the "EXAMPLE REFLECTING EXPENSES OF THE PORTFOLIOS AND THE UNDERLYING CRESTFUNDS," "EXPENSES OF THE UNDERLYING CRESTFUNDS," and "RANGES OF THE PORTFOLIOS' SHARE OF INDIRECT EXPENSES" subsections:

Example Reflecting Expenses of the Portfolios and the Underlying
CrestFunds
You would pay the following direct and indirect expenses on a $1,000 investment in a Portfolio, assuming the Portfolios' share of the expenses incurred by the underlying CrestFunds ("Indirect Expenses"), as set forth below in "Ranges of the Portfolios' Share of Indirect Expenses", and further assuming (1) 5% annual return and (2) redemption at the end of each time period:

Portfolio                   1 Year   3 Years   5 Years   10 Years

Maximum Growth Portfolio      $13      $42       $72      $159
Growth and Income Portfolio   $13      $39       $68      $149
Balanced Portfolio.           $12      $37       $65      $143

Explanation of Example. This hypothetical example illustrates the expenses associated with a $1,000 investment over periods of 1 and 3 years based on the expenses in the table above and an assumed annual return of 5%. The Example includes Indirect Expenses for the underlying CrestFunds' most recent fiscal year. The Indirect Expenses are calculated by taking the midpoint of the ranges of Indirect Expenses applicable to each Portfolio, as set forth below in "Ranges of the Portfolios' Share of Indirect Expenses." The actual amount of Indirect Expenses will fluctuate each time the Portfolios' assets are reallocated among the underlying CrestFunds, which are used in calculating the ranges of the Portfolios' share of Indirect Expenses. The return of 5% and expenses should not be considered indications of actual or expected performance or expenses, both of which may vary.

Expenses of the Underlying CrestFunds
The chart below provides the total operating expense ratios for the underlying CrestFunds, which are used in calculating the ranges of the Portfolios' share of Indirect Expenses. The following figures are based on historical expenses for each underlying fund's most recently reported fiscal year end and are calculated as a percentage of average net assets of each underlying fund.

Asset Class                                         Expense Ratio

Cash Reserve Fund                                      .65%
Limited Term Bond Fund                                 .80%
Intermediate Bond Fund                                 .92%
Government Bond Fund                                   .71%
Value Fund                                            1.12%
Capital Appreciation Fund                             1.12%
Special Equity Fund                                   1.11%

Ranges of the Portfolios' Share Of Indirect Expenses
Based upon the current asset allocation percentages for each Portfolio (see "Investment Objectives and Policies") and the above expense ratios for the underlying CrestFunds, the ranges of the weighted average of the expense ratios of the underlying CrestFunds in which each Portfolio currently expects to invest are as follows:

Portfolio                                      Ranges Of Indirect
                                                 Expense Ratios

Maximum Growth Portfolio                          1.02 - 1.12%
Growth and Income Portfolio                        .90 - 1.06
Balanced Portfolio                                 .84 - 1.02


At the section "PRICING OF SHARES" on page 10-LV of the Prospectus, replace the fourth sentence of the paragraph with:

     Securities traded on over-the-counter markets are valued on the basis of last sale price.

At the end of the section "THE ADVISOR" on page 13-LV of the Prospectus, add the following:

     On July 20, 1998, it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank which is the parent of Crestar Asset Management Corporation ("CAMCO"), the Funds' investment advisor, and SunTrust Banks, Inc. ("SunTrust"), have signed a definitive agreement for the acquisition of Crestar by SunTrust. Subject to certain conditions being met, it is currently anticipated that Crestar will become a wholly-owned subsidiary of SunTrust in the fourth quarter of 1998.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE